CONSULTING AGREEMENT (Details Narrative) - USD ($)	Feb. 17, 2025	Mar. 31, 2023	Mar. 14, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advisor fees	$ 250,000
Financial advisory agreement	$ 250,000		$ 250,000
Consulting and Services Agreement [Member] | Spirit Advisors LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Engagement fee		$ 80,000
Services fee		$ 240,000
Contingent performance fee description		contingent performance fee of: (i) U.S.$200,000, if the Company’s market capitalization at the time of listing is at or below U.S.$50,000,000, or (ii) U.S.$300,000, if the Company’s market capitalization at the time of listing exceeds U.S.$50,000,000. Services fees of U.S. $80,000, U.S.$240,000 and contingent performance fee of U.S.$300,000 were incurred and paid upon the closing of the Company’s initial public offering on January 17, 2025.